CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (20,719,753)	$ (2,918,316)	¥ (14,437,104)	¥ (4,016,949)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation and amortization	3,377,977	475,778	2,852,315	1,708,019
Expected credit loss expense/(reversal)	(26,315)	(3,706)	48,707	54,332
Inventory write-downs	65,362	9,206	148,729	1,105
Impairment on long-term assets	0		35,011	0
Foreign exchange loss/(gain)	(55,458)	(7,811)	282,888	10,111
Share-based compensation expenses	2,369,041	333,672	2,295,896	1,010,140
Investment income	(969,134)	(136,500)	(174,854)	(105,608)
Gain on extinguishment of debt	(170,193)	(23,971)	(138,332)
Share of income of equity investees, net of tax	(64,394)	(9,070)	(377,775)	(62,510)
Amortization of right-of-use assets	1,529,464	215,420	1,141,740	643,895
Loss/(gain) on disposal of property, plant and equipment	(4,473)	(630)	12,807	31,107
Deferred income tax expense	200,892	28,295	192,990	25,199
Changes in operating assets and liabilities:
Prepayments and other current assets	279,387	39,351	(1,239,921)	(38,908)
Inventory	2,895,477	407,819	(6,257,514)	(990,550)
Other non-current assets	2,600,019	366,205	(1,849,518)	(3,705,762)
Amounts due from related parties	(329,704)	(46,438)	167,692	(1,444,122)
Operating lease liabilities	(1,255,825)	(176,879)	(1,016,571)	(748,799)
Taxes payable	61,014	8,594	(341,592)	446,984
Trade and notes receivable	453,382	63,858	(2,303,364)	(1,717,747)
Trade and notes payable	4,870,777	686,035	11,650,850	6,260,311
Accruals and other liabilities	1,827,860	257,449	4,119,375	2,485,101
Amounts due to related parties	177,264	24,967	(299,339)	342,597
Other non-current liabilities	1,505,787	212,085	1,620,876	1,778,440
Net cash provided by/(used in)operating activities	(1,400,000)	(194,587)	(3,866,008)	1,966,386
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment, land use rights and intangible assets	(14,340,771)	(2,019,855)	(6,972,854)	(4,078,764)
Proceeds from disposal of property, plant and equipment	73,064	10,290	3,622	1,126
Purchases of short-term investments	(43,899,109)	(6,183,060)	(87,631,686)	(134,316,219)
Proceeds from maturities of short-term investments	47,753,555	6,725,948	106,658,218	101,121,723
Purchase of available-for-sale debt investment			(120,000)	(650,000)
Proceeds from disposal of available-for-sale debt investment			270,000
Acquisitions of equity investees	(421,729)	(59,399)	(279,043)	(592,570)
Proceeds from disposal of equity investees			286,760
Withdrawal of long-term investment	10,750	1,514
Purchase of held to maturity debt investments	(35,000)	(4,930)	(1,830,000)	(1,300,000)
Purchase of retained asset-backed securities	(43,000)	(6,056)
Proceeds from maturities of retained asset-backed securities	16,865	2,375
Loan repayment from related parties				50,000
Net cash(used in)/provided by investing activities	(10,885,375)	(1,533,173)	10,385,017	(39,764,704)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	86,820	12,228	78,726	144,562
Capital withdrawal by non-controlling interests	(250)	(35)	(3,250)	(1,000)
Distributions to non-controlling interests			(32,629)
Capital injection from non-controlling interests				100,000
Redemption and repurchase of redeemable non-controlling interests				(8,000,000)
Proceeds from issuance of convertible senior notes	8,120,765	1,143,786		9,560,755
Repurchase of convertible senior notes	(3,387,648)	(477,140)	(1,202,365)
Proceeds from borrowings from third parties	8,014,434	1,128,809	6,918,564	6,112,000
Repayments of borrowings from third parties	(6,096,018)	(858,606)	(7,347,941)	(2,432,255)
Principal payments on finance leases	(37,511)	(5,283)	(27,489)	(32,873)
Proceeds from issuance of ordinary shares, net of issuance costs	20,962,289	2,952,477		12,677,554
Net cash provided by/(used in) financing activities	27,662,881	3,896,236	(1,616,384)	18,128,743
Effects of exchange rate changes on cash, cash equivalents and restricted cash	70,254	9,895	(121,896)	(500,959)
NET (DECREASE)/ INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	15,466,214	2,178,371	4,780,729	(20,170,534)
Cash, cash equivalents and restricted cash at beginning of the year	23,155,293	3,261,355	18,374,564	38,545,098
Cash, cash equivalents and restricted cash at end of the year	38,621,507	5,439,726	23,155,293	18,374,564
NON-CASH INVESTING AND FINANCING ACTIVITIES
Accruals related to purchase of property, plant and equipment	4,445,749	626,171	4,172,758	1,458,767
Issuance of restricted shares				148,869
Conversion of convertible senior notes to ordinary shares			217,922	4,348,212
Accretion on redeemable non-controlling interests to redemption value	303,163	42,700	279,355	6,586,579
Settlement of capped call options and zero strike call options (Note 13(ii))				1,849,600
Shareholder's contribution (Note 9)				18,535
Supplemental Disclosure
Interest paid	285,479	40,209	274,347	218,830
Income taxes paid	¥ 35,975	$ 5,067	¥ 77,187	¥ 6,007